Cover	5 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Aeon Acquisition I Corp.
Entity Central Index Key	0002082526
Entity Primary SIC Number	6770
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 West Flagler Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	877
Local Phone Number	787-1880
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Aeon Acquisition I Corp.
Entity Address, Address Line Two	66 West Flagler Street
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	877
Local Phone Number	787-1880
Contact Personnel Name	Demetrios Mallios